INCOME TAXES (Details Narrative) (USD $)	12 Months Ended		60 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010
Banking and Thrift [Abstract]
Valuation allowance	$ 1,976,084	$ 1,967,137	$ 4,725,093
Federal Operating Loss Carryforwards				10,449,908
State Operating Loss Carryforwards				10,453,883
Federal Research and development credit carry-forward				73,344
State Research and development credit carry-forward				$ 78,199
Carryforward Expiration Date	Jan. 01, 2029